Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($)	9 Months Ended				11 Months Ended	12 Months Ended
	Sep. 30, 2017		Sep. 30, 2016		Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Net revenue	$ 154,729,000		$ 113,438,000			$ 160,175,000	$ 118,163,000	$ 85,348,000
Cost of revenue	58,002,000		48,074,000			67,045,000	52,766,000	45,258,000
Gross profit	96,727,000		65,364,000			93,130,000	65,397,000	40,090,000
Operating expenses:
Sales and marketing	47,685,000		53,573,000			72,936,000	50,330,000	37,509,000
General and administrative	26,784,000		22,082,000			36,212,000	24,220,000	19,270,000
Write-off of deferred financing costs	0		2,000,000			0	0	5,307,000
Litigation costs and related insurance recoveries:
Professional fees and other defense costs of litigation	11,724,000		15,865,000			21,379,000	17,140,000	3,266,000
Insurance recoveries and reduction in deferred settlement liability	(7,113,000)		(6,868,000)			(54,248,000)	(5,819,000)	0
Litigation settlement and pre-judgment interest	0		2,706,000			2,920,000	21,411,000	100,000,000
Total operating expenses	79,080,000		89,358,000			79,199,000	107,282,000	165,352,000
Operating income (loss)	17,647,000		(23,994,000)			13,931,000	(41,885,000)	(125,262,000)
Non-operating expenses:
Interest expense	(33,629,000)		(5,020,000)			(13,356,000)	(829,000)	(742,000)
Other debt financing expenses	(14,704,000)		(4,278,000)			(6,371,000)	0	0
Loss on embedded derivatives and redeemable warrants, net	(18,467,000)		(2,145,000)			(3,822,000)	0	0
Other, net	422,000		(665,000)			(1,787,000)	(1,104,000)	(843,000)
Loss from operations before income taxes	(48,731,000)		(36,102,000)			(11,405,000)	(43,818,000)	(126,847,000)
Income tax expense	(643,000)		(895,000)			(1,532,000)	(1,451,000)	(981,000)
Net loss	(49,374,000)		(36,997,000)			(12,937,000)	(45,269,000)	(127,828,000)
Foreign currency translation gain (loss)	160,000		(264,000)			(500,000)	(227,000)	(158,000)
Comprehensive loss	(49,214,000)		(37,261,000)			(13,437,000)	(45,496,000)	(127,986,000)
Net loss	(49,374,000)		(36,997,000)			(12,937,000)	(45,269,000)	(127,828,000)
Deemed dividend for beneficial conversion feature of convertible preferred stock						(10,000,000)	0	0
Net loss attributable to Class A and Class B common stockholders	$ (49,374,000)		$ (36,997,000)			$ (22,937,000)	$ (45,269,000)	$ (127,828,000)
Net loss per common share:
Basic and diluted	$ (0.48)	[1]	$ (0.37)	[1]		$ (0.23)	$ (0.45)	$ (1.27)
Weighted average number of common shares outstanding:
Basic and diluted	102,535,000	[1]	101,326,000	[1]		101,341	101,174	100,930
GP Investments Acquisition Corp [Member]
Operating costs	$ 831,833		$ 2,291,424		$ 208,978	$ 3,334,903
Litigation costs and related insurance recoveries:
Operating income (loss)	(831,833)		(2,291,424)		(208,978)	(3,334,903)
Other income:
Interest income	764,801		393,573		78,252	485,356
Unrealized (loss) gain on marketable securities held in Trust Account	0		657		0	(11,618)
Non-operating expenses:
Net loss	(67,032)		(1,897,194)		(130,726)	(2,861,165)
Net loss	$ (67,032)		$ (1,897,194)		$ (130,726)	$ (2,861,165)
Net loss per common share:
Basic and diluted	$ (0.01)		$ (0.35)		$ (0.03)	$ (0.52)
Weighted average number of common shares outstanding:
Basic and diluted	5,670,416	[2]	5,417,696	[2]	4,761,628	5,466,064

[1]	See Note 1 for discussion of reverse recapitalization that is not given effect herein
[2]	Excludes an aggregate of up to 14,283,525 and 16,016,030 shares subject to redemption at September 30, 2017 and 2016, respectively.